FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 205	$ 549
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(789)	0
Commitments under credit facility	(106)	(46)
Corporate liquidity	$ 1,785	$ 2,978